1998
SEMI-ANNUAL REPORT
ADVISORY PORTFOLIOS

                                                                [MAS FUNDS LOGO]

MAS FUNDS

MAS Funds is pleased to present the Semi-Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios as of March 31, 1998.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets

   Advisory Foreign Fixed Income
      Portfolio.............................    1
   Advisory Mortgage Portfolio..............    3

Statement of Operations.....................   13
Statement of Changes in Net Assets..........   14
Financial Highlights........................   15
Notes to Financial Statements...............   17

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN
FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Advisory Foreign Fixed Income Portfolio is used as a vehicle for making opportunistic foreign bond investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. This strategy concentrates on enhancing total returns through investments in foreign fixed-income securities and is managed as one component of a diversified portfolio. All securities held in the Portfolio have a credit quality of A or better. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy.

Investment results for this fund should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP and Morgan Stanley Asset Management Inc.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/98*

                      MAS ADVISORY   SALOMON BROAD
                        FOREIGN          INDEX
                      ----------------------------
SIX MONTHS                3.61%           4.60%
ONE YEAR                 11.54           11.98
SINCE INCEPTION          13.29            9.66

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative. STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (49.5%)

------------------------------------------------------------
                            RATINGS        FACE
                           (STANDARD      AMOUNT      VALUE
MARCH 31, 1998             & POOR'S)       (000)      (000)#
------------------------------------------------------------
DANISH KRONE (3.8%)
Kingdom of Denmark
   6.00%, 11/15/02         AAA  DKK       43,000     $  6,425
-------------------------------------------------------------
FRENCH FRANC (17.9%)
Government of France O.A.T.
   8.50%, 4/25/03          AAA  FRF      162,000       30,750
-------------------------------------------------------------
GERMAN MARK (22.2%)
Deutsche Pfandbrief &
  Hypothekenbank AG
   5.63%, 2/7/03           AAA  DEM       11,000        6,192
Government of Germany
   7.38%, 12/2/02          AAA            53,000       32,032
-------------------------------------------------------------
GROUP TOTAL                                            38,224
-------------------------------------------------------------
NETHERLANDS GUILDER (3.6%)
Netherlands Government
   6.50%, 4/15/03          AAA  NLG       12,000        6,250
-------------------------------------------------------------
SPANISH PESETA (2.0%)
Spanish Government
   5.25%, 1/31/03          AAA  ESP       525,000       3,432
-------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $86,767)           85,081
-------------------------------------------------------------
CASH EQUIVALENTS (47.1%)
-------------------------------------------------------------
COMMERCIAL PAPER (34.8%)
Atlantic Asset Securitization Corp.
   5.58%, 4/15/98                         $5,000        4,989
Daimler-Benz AG
   5.54%, 4/16/98                          5,000        4,988
Eiger Capital Corp.
   5.56%, 4/16/98                          5,000        4,988
General Electric Capital Corp.
   5.53%, 4/8/98                           5,000        4,995
General Motors Acceptance Corp.
   5.54%, 4/15/98                          5,000        4,989
Greenwich Funding Corp.
   5.57%, 4/21/98                          5,000        4,984
J.P. Morgan
   5.54%, 4/8/98                           5,000        4,995
MetLife Funding, Inc.
   5.53%, 4/8/98                           4,820        4,815
Societe General Bank
   5.54%, 4/2/98                           5,000        4,999
Southern California Edison Corp.
   5.53%, 4/9/98                           5,000        4,994
Transamerica Finance Corp.
   5.53%, 5/8/98                           5,000        4,972

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO (UNAUDITED)

                                        FACE
                                      AMOUNT    VALUE
(CONT'D)                               (000)    (000)#
-------------------------------------------------------
Toyota Motor Corp
   5.53%, 4/13/98                    $5,000    $  4,991
-------------------------------------------------------
GROUP TOTAL                                      59,699
-------------------------------------------------------
DISCOUNT NOTE (2.9%)
  Federal National Mortgage
   Association
    4/13/98                           5,000       4,991
-------------------------------------------------------
REPURCHASE AGREEMENTS (9.4%)
Chase Securities, Inc.
  5.75%, dated 3/31/98, due
  to be repurchased at $5,400
  collateralized by various U.S.
  Government Obligations, due
  4/1/98-11/15/99, valued at $5,416   5,400       5,400
Goldman Sachs & Co.
  5.65%, dated 3/31/98, due
  4/1/98, to be repurchased at
  $5,400 collateralized by U.S.
  Treasury Bonds, 8.75%, due
  8/15/17, valued at $5,544           5,400       5,400
Merrill Lynch & Co., Inc.
  5.75%, dated 3/31/98, due
  4/1/98, to be repurchased at
  $5,400 collateralized by U.S.
  Treasury Notes, 6.50% due
  4/30/99, valued at $5,514           5,399       5,399
-------------------------------------------------------
GROUP TOTAL                                      16,199
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $80,889)            80,889
-------------------------------------------------------
FOREIGN CURRENCY (0.3%)
-------------------------------------------------------
French Franc                    FRF       2           1
German Mark                     DEM   1,000         541
Swedish Krona                   SEK       8           1
-------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $810)                  543
-------------------------------------------------------
TOTAL INVESTMENTS (96.9%) (Cost $168,466)       166,513
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.1%)
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $170)                     170
Interest Receivable                               3,356
Receivable for Fund Shares Sold                     500

                                                VALUE
                                                (000)#
=======================================================
Unrealized Gain on Forward Foreign Currency
  Contracts                                    $  2,159
Unrealized Gain on Futures Contracts                151
Other Assets                                         14
Payable for Fund Shares Redeemed                   (891)
Payable for Administrative Fees                     (12)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                       (13)
Payable for Investment Advisory Fees                 (1)
Other Liabilities                                   (56)
                                               --------
                                                  5,377
-------------------------------------------------------
NET ASSETS (100%)                              $171,890
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 17,469,076 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $171,890
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.84
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $165,252
Undistributed Net Investment Income (Loss)        2,835
Undistributed Realized Net Gain (Loss)            3,253
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (1,686)
  Foreign Currency Transactions                   2,085
  Futures                                           151
-------------------------------------------------------
NET ASSETS                                     $171,890
-------------------------------------------------------
#    See Note A1 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Advisory Mortgage Portfolio is used as a vehicle for making mortgage investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. The Advisory Mortgage Portfolio invests in a broad range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities and is managed as one component of a diversified portfolio. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment sensitivity. Derivatives may be used to pursue portfolio strategy.

Investment results for this fund should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP and Morgan Stanley Asset Management Inc.

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/98*

                      MAS ADVISORY   LEHMAN MORTGAGE
                        MORTGAGE          INDEX
                      ------------------------------
SIX MONTHS                4.53%            4.04%
ONE YEAR                 12.24            11.14
SINCE INCEPTION           9.56             8.92

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (80.7%)

-------------------------------------------------------------
                           RATINGS       FACE
                          (STANDARD     AMOUNT      VALUE
MARCH 31, 1998            & POOR'S)     (000)      (000)#
-------------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (19.7%)
## Government National
  Mortgage Association
  Various Pools:
   6.00%, 7/20/27-
    12/20/27              Tsy          $  794,693   $  806,303
   6.50%, 10/20/27        Tsy              33,853       34,464
--------------------------------------------------------------
GROUP TOTAL                                            840,767
--------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (20.7%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   6.50%, 3/1/02          Agy                   1            1
   6.75%, 12/1/05         Agy                 135          136
   8.00%,
    3/1/07-9/1/08         Agy                 494          514
   8.25%, 11/1/07-
    7/1/08                Agy                 179          188
  Gold Pools:
   7.50%, 11/1/22-
    1/1/26                Agy               2,347        2,412
  May TBA
   6.50%, 4/15/28-
    6/15/28               Agy             622,800      615,957
Federal National
  Mortgage Association
  Conventional Pools:
   6.50%, 2/1/26          Agy               4,444        4,396
   7.00%, 3/1/11          Agy               3,970        4,039
   7.50%, 6/1/24          Agy                 190          195
   8.50%, 4/1/09          Agy                 694          737
  May TBA
   6.50%, 4/15/28-
    5/15/28               Agy             250,000      246,940
Government National
  Mortgage Association
  Various Pools:
   7.00%, 1/15/24-
    6/15/24               Tsy               7,452        7,546
--------------------------------------------------------------
GROUP TOTAL                                            883,061
--------------------------------------------------------------
ASSET BACKED CORPORATES (0.0%)
Old Stone Credit Corp.
  Home Equity Trust,
  Series 92-3 B1
   6.35%, 9/25/07         AAA            242          241
Security Pacific Home
  Equity Trust, Series
  91-AB
   10.50%, 3/10/06        A+             801          800
--------------------------------------------------------------
GROUP TOTAL                                       1,041
--------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

-------------------------------------------------------------
                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
-------------------------------------------------------------
ASSET BACKED MORTGAGES (1.2%)
AFC Home Equity Loan
  Trust,
  Series:
   96-2 1A6 SEQ
   8.30%, 8/25/27         AAA          $      525   $      554
  96-3 1A6
   8.07%, 2/25/27         AAA                 975        1,025
  96-4 1A6
   7.22%, 3/25/28         AAA                 900          912
Advanta Mortgage Loan
  Trust,
  Series:
  93-3 A5
   5.55%, 1/25/25         AAA                 471          454
  96-2 A5
   8.08%, 6/25/27         AAA               7,011        7,300
Cityscape Home Equity
  Loan Trust,
  Series:
  96-2 A5
   8.10%, 8/25/26         AAA               8,150        8,376
  96-3 A8
   7.65%, 9/25/25         AAA              12,250       12,440
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A7
   8.04%, 9/15/27         AAA               2,925        3,054
  96-3 A9 IO
   1.30%, 9/15/27         AAA             153,157        4,965
  96-3 10 IO
   0.90%, 9/15/27         AAA              43,555        1,020
  (+) 96-3 A3 YMA
   9/15/27                N/R             263,405          440
  (+) 96-3 B YMA
   9/15/27                N/R              99,205          142
Crown Home Equity Loan
  Trust, Series 96-1
  A5
   7.30%, 4/25/27         AAA                 125          128
Delta Funding Home
  Equity Loan Trust,
  Series:
  96-1 A7
   7.95%, 6/25/27         AAA               4,595        4,822
  96-2 A5
   8.01%, 10/25/27        AAA               3,475        3,679
IMC Home Equity Loan
  Trust, Series 96-3
  A7
   8.05%, 8/25/26         AAA               1,500        1,568
--------------------------------------------------------------
GROUP TOTAL                                             50,879
--------------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (5.3%)
## Collateralized
  Mortgage
  Obligation Trust,
  Series 86-13 Q Inv
   Fl
   15.141%, 1/20/03       AAA          $      167   $      178
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  88-17 I PAC-1 (11)
   9.90%, 10/15/19        Agy               6,597        7,129
  88-22 C PAC (11)
   9.50%, 4/15/20         Agy                 815          892
  88-23 F PAC-1 (11)
   9.60%, 4/15/20         Agy               1,575        1,726
  89-39 F PAC-2 (11)
   10.00%, 5/15/20        Agy               3,676        3,975
  89-47 F PAC-1 (12)
    REMIC
   10.00%, 6/15/20        Agy               1,925        2,089
  89-110 F PAC
   8.55%, 1/15/21         Agy                 800          846
  90-129 H PAC
   8.85%, 3/15/21         Agy                 135          146
  90-164 B12 REMIC
   9.50%, 7/15/21         Agy               4,700        5,273
  1364-B Inv Fl IO
   5.571%, 9/15/07        Agy               9,649        1,285
  1364-E Inv Fl IO
    REMIC
   8.703%, 9/15/07        Agy              11,592        2,426
  1369-S Inv Fl IO
    REMIC
   3.75%, 9/15/07         Agy              11,583          898
  1415-S Inv Fl IO
   18.50%, 11/15/07       Agy                 109           49
  1476-S Inv Fl IO
    REMIC PAC
   4.26%, 2/15/08         Agy               1,170          131
  1485-S Inv Fl IO
    REMIC
   3.85%, 3/15/08         Agy               1,044           95
  1600-SA Inv Fl IO
    REMIC
   2.25%, 10/15/08        Agy              18,499        1,025
  1621-SD Inv Fl
   7.314%, 11/15/23       Agy               1,100          709
  1632-SA Inv Fl REMIC
   5.229%, 11/15/23       Agy               3,610        3,223
  1632-SB Inv Fl REMIC
   4.10%, 11/15/23        Agy               9,720        6,960
  1634-SC Inv Fl
   6.854%, 12/15/23       Agy               4,000        3,352
  1680-PB PAC-1 (11)
   5.70%, 6/15/12         Agy                 225          224
  1699-SD Inv Fl IO
   2.25%, 3/15/24         Agy              81,751        6,442

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  1709-H PO REMIC
    1/15/24               Agy          $    1,627   $      997
  1813-K PO REMIC
    2/15/24               Agy               1,604        1,296
  1839-A PAC (11)
    REMIC
   6.50%, 7/15/17         Agy               4,625        4,655
  1844-PC PO REMIC
    3/15/24               Agy               2,934        2,170
  1854-A PO
    12/15/23              Agy               2,450        1,804
  1887-I PO
    10/15/22              Agy               1,728        1,314
  E2 F
   6.05%, 2/15/24         Agy              31,013       31,017
Federal National
  Mortgage
  Association,
  Series:
  89-22 G PAC (11)
   10.00%, 5/25/19        Agy               5,540        6,143
  89-92 G PAC (11)
   8.60%, 12/25/04        Agy                 750          791
  90-106 J PAC
   8.50%, 9/25/20         Agy               1,812        1,905
  90-118 S Inv Fl
    REMIC
   28.777%, 9/25/20       Agy                 394          598
  90-126 S Inv Fl
   18.81%, 10/25/20       Agy               5,254        6,667
  92-89 SQ Inv Fl IO
    PAC (11)
   3353.206%, 6/25/22     Agy                   7          498
  92-186 S Inv Fl IO
    REMIC
   3.287%, 10/25/07       Agy               1,907          154
  93-9 SB Inv Fl IO
   6.65%, 1/25/23         Agy               6,177        2,400
  93-22 S Inv Fl
   9.408%, 9/25/22        Agy                 663          648
  93-46 SD Inv Fl
   3.96%, 4/25/23         Agy               8,330        5,917
  93-46 SG Inv Fl
   5.60%, 7/25/22         Agy               2,810        2,376
  93-70 B REMIC
   5.75%, 4/25/16         Agy               4,572        4,545
  93-115 SB Inv Fl
   3.919%, 7/25/23        Agy               4,760        3,812
  93-149 O PO REMIC
    8/25/23               Agy               3,491        2,536
  93-205 G PO REMIC
    9/25/23               Agy              13,621        9,717
  93-205 H PO REMIC
    9/25/23               Agy              16,550        8,618
  93-235 H PO REMIC
    9/25/23               Agy               4,996        4,297
  96-5 NH
    4/25/24               Agy              29,234       19,598
  96-11 V PO REMIC
    9/25/23               Agy               9,841        7,355

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  96-14 PC PO 12/25/23    Agy          $    2,780   $    1,867
  96-25 C PO
    9/25/23               Agy              10,550        7,885
  96-37 H PO REMIC
    8/25/23               Agy                 894          736
  96-46 PB PO REMIC
    9/25/23               Agy               2,870        2,157
  96-54 O PO
    11/25/23              Agy               2,258        1,557
  96-68 SC Inv Fl IO
    REMIC
   2.35%, 1/25/24         Agy               5,950          738
  97-3 E PO 12/25/23      Agy               2,200        1,667
  97-30 SP Inv Fl
    REMIC
   3365.687%, 4/25/22     Agy                   7          973
  98-22 SA Inv Fl IO
   2.975%, 4/18/28        Agy             203,000       12,444
  G92-52 SQ Inv Fl IO
    REMIC
   7227.90%, 9/25/22      Agy                  39        6,757
  G92-53 S Inv Fl IO
    REMIC
   32.344%, 9/25/22       Agy               4,598        3,541
  287 1 PO
    12/17/07              Agy               2,214        1,540
Government National
  Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO
    REMIC
   2.813%, 6/16/26        Tsy              38,902        2,536
  96-13 S Inv Fl IO
    REMIC
   3.65%, 7/16/11         Tsy              20,264        1,666
+ Kidder Peabody
  Mortgage Assets
  Trust,
  Series:
  87 B IO
   9.50%, 4/22/18         Aaa                 131           33
  87 B PO
    4/22/18               Aaa                 131          102
--------------------------------------------------------------
GROUP TOTAL                                            227,100
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (11.3%)
American Housing
  Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20      A            2,292        2,407
  V 1G
   9.125%, 4/25/21      AAA          7,580        8,030
Bear Stearns Mortgage
  Securities Inc.,
  Series:
  96-4 AI10
   8.125%, 9/25/27      AAA          9,026        9,378

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  96-5 A7
   8.125%, 9/25/27        AAA          $   10,750   $   11,127
  96-5 A10
   8.125%, 9/25/27        AAA               8,050        8,333
  96-9 AI11 NAS
   8.00%, 12/25/27        AAA               4,500        4,666
* Chase Mortgage
  Finance Corp.,
  Series 93-1 B2
   7.911%, 3/28/24
   (acquired 4/28/95-
   7/30/96, cost
   $3,997)                N/R               4,144        4,186
Chemical Mortgage
  Securities, Inc.,
  Series:
  93-1 M
   7.45%, 2/25/23         AA                4,649        4,690
  93-3 M
   7.125%, 7/25/23        AA                5,856        5,893
Citicorp Mortgage
  Securities, Inc.,
  Series:
  93-9 A1 REMIC
   7.00%, 3/25/20         AAA                 196          196
  *++ 95-2 B1 REMIC
   7.50%, 4/25/25
   (acquired 9/4/97-
   10/17/97, cost
   $369)                  AA                  364          370
CMC Securities Corp.
  IV, Series 97-NAM3
  FXA5
   7.25%, 10/25/27        AAA                  75           75
Countrywide Funding
  Corp.,
  Series:
  93-C A11
   6.50%, 1/25/24         AAA              11,312       11,003
  95-4 M
   7.50%, 9/25/25         AA                6,483        6,561
First Boston Mortgage
  Securities Corp.,
  Series:
  * 92-4 B1
   8.125%, 10/25/22
   (acquired 4/28/95,
   cost $66)              A                    73           76
  * 93-2 B1
   7.50%, 3/25/33
   (acquired 4/28/95-
   1/21/98, cost
   $3,091)                A                  3,315        3,343
  ++ 93-5 B1
   7.30%, 7/25/23         AA+                1,091        1,095
GE Capital Mortgage
  Services, Inc.,
  Series:
  94-14 A7
   7.50%, 4/25/24         AAA               4,000        4,134
  ** 95-6 B2
   7.00%, 8/25/25         N/R               3,029        3,015

                      RATINGS      FACE
                    (STANDARD     AMOUNT          VALUE
                    & POOR'S)     (000)          (000)#
---------------------------------------------------------
+ Headlands Mortgage
  Securities, Inc.,
  Series 97-5 AI5
   7.25%, 11/25/27        Aaa     $   18,373   $   18,463
ICI Funding Corp.,
  Series 97-2 1A8
   8.00%, 7/25/28         AAA         19,476       20,160
Independent National
  Mortgage Corp.,
  Series:
  + 94-O B1
   7.875%, 9/25/24        A2          14,463       15,165
  95-Q A11
   7.40%, 11/25/25        AAA          1,385        1,405
  95-U A3
   7.13%, 9/25/24         AAA         11,551       11,636
  95-V A3
   7.12%, 2/25/26         AAA         16,524       16,601
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03         AAA         28,020       30,169
PNC Mortgage
  Securities Corp.,
  Series 96-1 B1 REMIC
   7.50%, 6/25/26         AA           4,438        4,506
Prudential Home
  Mortgage Securities
  Co. Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05         AAA             43           43
  **+ 92-A 2B4
   7.90%, 4/28/22         A1           1,484        1,455
  *+ 92-33 B1
   7.50%, 11/15/22
   (acquired 4/28/95-
   1/22/98, cost
   $1,517)                Aa3          1,610        1,618
  *+ 93-17 B1
   6.50%, 3/1/23
   (acquired 4/28/95,
   cost $941)             A2           1,012        1,003
  **++ 94-A 3B3
   6.803%, 4/28/24        A           10,330       10,110
  ** 94-A 3B5
   6.802%, 4/28/24        N/R          8,204        8,027
  95-2 M
   8.50%, 6/25/25         AA           4,995        5,133
  95-6 M
   7.50%, 9/25/25         AA           5,283        5,366
Residential Accredit
  Loans, Inc.,
  Series:
  96-QS4 AI 10
   7.90%, 8/25/26         AAA          1,450        1,494
  96-QS7 AI 11
   8.00%, 11/25/26        AAA          4,075        4,233
  96-QS8 A13
   7.75%, 12/25/26        AAA          3,900        4,008

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(cont'd)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  + 97-QS1 A11
   7.50%, 2/25/27         Aaa          $    4,450   $    4,518
  97-QS2 A8
   7.75%, 3/25/27         AAA               8,975        9,263
  97-QS3 A8
   7.75%, 4/25/27         AAA               2,775        2,867
  97-QS4 A7
   7.75%, 5/25/27         AAA              11,875       12,212
  97-QS8 A10
   7.50%, 8/25/27         AAA              13,350       13,591
  97-QS9 A8
   7.25%, 9/25/27         AAA              27,345       27,506
  97-QS10 A4 REMIC
   7.25%, 10/25/27        AAA              32,875       33,056
  97-QS12 A7 REMIC
   7.25%, 11/25/27        AAA              25,553       25,694
  97-QS13 A7 REMIC
   7.25%, 12/25/27        AAA               4,692        4,747
  98-QS2 A7
   7.00%, 2/15/28         AAA               2,200        2,191
Residential Asset
  Securitization Trust
  Series:
  96-A5 A9
   7.75%, 9/25/26         AAA               4,728        4,881
  96-A11 A9
   7.75%, 2/25/27         AAA               1,900        1,965
  97-A8 A9
   7.25%, 10/25/27        AAA               9,634        9,696
  97-A8 A10
   7.00%, 10/25/27        AAA              19,994       19,979
  97-A9 A5
   7.25%, 9/15/27         AAA              23,688       23,841
  98-A1 A4 REMIC
   6.75%, 3/25/28         AAA               1,525        1,498
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  93-S2 M2
   8.00%, 1/25/23         A                   868          890
  93-S27 M2
   7.50%, 6/25/23         A                   470          475
  94-S1 A19
   6.75%, 1/25/24         AAA               9,627        9,512
Resolution Trust
  Corp.,
  Series 92-16 C2
   7.75%, 8/25/25         A                 2,686        2,688
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28         A-               12,201       11,738
## Ryland Mortgage
  Securities Corp.
  III,
  Series 92-A 1A
   8.27%, 3/29/30         A-                4,429        4,504

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------
Securitized Multiple
  Asset Rated Trust,
  Series 89A 1
   9.00%, 9/25/19         N/R          $      123   $      123
Securitized Asset
  Sales, Inc.,
  Series 95-3 B1
   7.50%, 10/25/25        A                 4,383        4,441
--------------------------------------------------------------
GROUP TOTAL                                            481,049
--------------------------------------------------------------
COMMERCIAL MORTGAGES (19.3%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09         N/R               7,491        7,670
  ++## 93-2 S1 IO
   1.079%, 1/18/09        AA               73,226        3,073
  93-2 S2 IO
   0.70%, 1/18/09         N/R              12,298          273
  + 95-C1 A1B
   7.40%, 11/17/04        Aaa              21,125       21,854
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27         AAA              16,539       17,448
  95-MD4 A1
   7.10%, 8/13/29         AAA              17,781       18,493
  ++## 95-MD4 ACS2 IO
   1.838%, 8/13/29        AAA              32,019        5,568
  **+ 96-D3 A1C
   7.40%, 10/13/26        Aaa              19,500       20,753
  96-MD6 A1B
   6.88%, 11/13/26        AAA               3,250        3,352
  96-MD6 A1C
   7.04%, 11/13/26        AAA              19,125       19,936
  97-D5 A1B
   6.66%, 2/14/41         AAA              16,425       16,772
  97-D5 A1C
   6.75%, 2/14/41         AAA               6,000        6,148
  +## 97-D5 PSI IO
   1.563%, 2/14/41        Aaa             112,448       12,120
  97-MD7 A1B
   7.41%, 1/13/30         AAA              29,325       31,205
Beverly Finance Corp.
  Series 94-1
   8.36%, 7/15/04         AA-              11,465       12,355
+ Carolina First Bank,
  Series 96-C1 A1
   6.50%, 3/18/27         Aa2                  26           26
** Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07       AA                4,225        4,296

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  1 B
   7.188%, 10/15/07       A            $   16,900   $   17,293
CBM Funding Corp.,
  Series 96-1 A1
   7.55%, 7/1/99          AA                   41           41
Chase Commercial
  Mortgage Securities
  Corp.,
  Series 96-2 B
   6.90%, 10/19/06        AA                1,142        1,166
Commercial Mortgage
  Acceptance Corp.,
  Series:
  97-ML1 A2
   6.53%, 12/15/30        AAA               1,675        1,693
  97-ML1 A3
   6.57%, 12/15/30        AAA              20,000       20,229
  ** Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15         AA                5,257        5,953
  ** Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/06        AA               15,775       16,852
  ** CVM Finance Corp.
   7.19%, 3/1/04          AA                  912          943
DLJ Mortgage
  Acceptance Corp.,
  Series:
  93-MF7 A1
   7.40%, 6/18/03         AAA              13,635       13,979
  93-M10 A2
   7.20%, 7/15/03         AAA               7,758        7,885
  ** 95-CF2 A3
   7.05%, 12/17/27        A                   200          203
  ## 96-CF1 IO
   0.734%, 3/12/06        N/R             173,859        5,551
  ** 96-CF1 A1B
   7.58%, 3/13/28         AAA               1,025        1,092
  ** 96-CF2 A1B
   7.29%, 11/21/21        AAA               6,590        6,916
  **++## 96-CF2 S IO
   1.641%, 11/12/21       AAA              70,164        5,845
  ** 97-CF1 A1B
   7.60%, 5/15/30         AAA              11,700       12,585
  ** 97-CF1 S IO
   1.097%, 5/15/30        AAA              68,561        4,359
Federal National
  Mortgage
  Association,
  Series 93-M2
  B IO
   2.57%, 7/25/03         Agy              61,840        2,166
First Union-Lehman
  Brothers Commercial
  Mortgage,
  Series:
  + 97-C1 A2 REMIC
   7.30%, 12/18/06        Aaa              32,250       33,867

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  97-C2 A2
   6.60%, 5/18/07         AAA          $   35,000   $   35,476
  + 97-C2 A3
   6.65%, 11/18/29        Aaa              14,300       14,527
** Forum Finance
   7.125%, 5/15/04        AA                3,050        3,126
+ GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  ## 96-C1 X2 IO
   1.917%, 3/15/21        Aaa              93,356        7,831
  97-C1 A2
   6.853%, 9/15/06        Aaa              26,950       27,660
  ## 97-C2 X IO
   1.273%, 4/15/29        Aaa             285,645       21,699
  97 C2 A3
   6.566%, 4/15/29        Aaa              15,450       15,618
+ GS Mortgage
  Securities Corp. II,
  Series:
  97-GL A2D
   6.94%, 7/13/30         Aaa              28,575       29,671
  97-GL X1A IO
   0.651%, 7/13/30        Aaa              50,000          594
  ## 97-GL X2 IO
   0.930%, 7/13/30        Aaa              44,135        2,281
J. P. Morgan
  Commercial Mortgage
  Finance Corp.,
  Series 97-C5 A2
   7.069%, 9/15/29        AAA              31,000       32,564
** Lakeside Finance
   Corp.
   6.47%, 12/15/00        AA                  240          241
+ LB Commercial
  Conduit Mortgage
  Trust,
  Series:
  ## 96-C2 A
   7.424%, 10/25/26       Aaa              23,283       24,385
  98-C1 IO
   0.623%, 2/18/30        Aaa             276,018       18,460
  98-C1 A2
   6.40%, 8/18/07         Aaa              17,000       17,072
Lehman Large Loan,
  Series:
  97-LL1 A1
   6.79%, 6/12/04         AAA                 149          152
  97-LLI A2
   6.84%, 9/12/06         AAA               1,800        1,850
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  95-C1 IO
   2.185%, 5/25/15        N/R              22,503        1,090
  96-C1 A3
   7.42%, 4/25/28         AAA               3,975        4,165
  96-C2 A2
   6.82%, 11/21/28        AAA              10,245       10,479

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
  ++ 96-C2 IO
   1.538%, 11/21/28       AAA          $   96,662   $    8,145
+ Midland Realty
  Acceptance Corp.,
  Series:
  96-C2 A1
   7.02%, 1/25/27         Aaa               1,450        1,488
  96-C2 A2
   7.233%, 1/25/27        Aaa              18,366       19,205
Mortgage Capital
  Funding, Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27         AAA              13,523       13,836
  + 97-MC1 A3
   7.288%, 7/20/27        Aaa              28,929       30,318
  + 97-MC2 A2
   6.664%, 9/20/07        Aaa              42,725       43,308
Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18        N/R               4,291        4,370
  ## 94-MD1 A2
   7.671%, 3/15/18        N/R               4,085        4,235
  94-MD1 A3
   8.026%, 3/15/18        N/R               4,450        4,687
**Park Avenue
  Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07         N/R               4,191        4,420
**Prime Property
  Funding,
  Series 1 A
   6.633%, 7/23/03        AA               14,174       14,348
+ Salomon Brothers
  Mortgage Securities,
  Series 97-TZH A2
   7.174%, 3/24/22        Aa2              14,000       14,516
Sawgrass Financial
  LLC,
  Series 93-A1
   6.45%, 1/20/06         AAA                 255          257
**Stratford Finance
  Corp.
   6.776%, 2/1/04         AA                6,525        6,528
++## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1A IO
   1.431%, 2/25/28        AAA              97,570        2,288
  96-CFL X1 IO
   1.42%, 2/25/28         AAA             107,436        5,787
  96-CFL X2 IO
   1.225%, 2/25/28        AAA              27,619          769
+ Town & Country
  Funding Corp.,
  Series A
   5.85%, 8/15/98         Aa2              16,595       16,567
-------------------------------------------------------
GROUP TOTAL                                     823,973
-------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.3%)
Bank of America,
  Series A
   8.375%, 5/1/07         AAA          $      857   $      868
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14          AA                   69           69
* Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $197)             N/R                 192          190
*## Dedham Savings
  Participation
  Certificate
   8.298%, 5/1/01
   (acquired 7/30/96,
   cost $262)             N/R                 263          266
First Federal Savings
  & Loan Association,
  Series 92-C
   8.75%, 6/1/06          AA                  291          297
*## Fortune
  Mortgage Corp.
  Participation
  Certificate
   7.744%, 8/1/99
   (acquired 7/30/96-
   2/3/98, cost $284)     N/R                 286          286
* Gemsco Mortgage
  Pass Through
  Certificate,
  Series 87-A
   8.701%, 11/25/10
   (acquired 4/28/95-
   8/28/97, cost $844)    AA                  834          851
* Great American
  Federal Savings &
  Loan,
  Series 84-2
   8.595%, 4/1/99
   (acquired 4/28/95,
   cost $13)              N/R                  13           13
* Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 5/31/95,
   cost $220)             N/R                 218          220
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series 90-2 A
   10.50%, 3/25/20        AA                   14           14
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.617%, 1/25/26        AA                5,954        5,952
Ryland Acceptance
  Corp. IV,
  Series 79-A
   6.65%, 7/1/11          AA                3,177        3,080

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
* Sears Mortgage
  Securities,
  Series 82-3
   10.00%, 11/1/12
   (acquired 4/28/95,
   cost $420)             AA           $      404   $      413
* Shearson American
  Express, Series A
  CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   2/25/98, cost $448)    AA                  436          452
Travelers Mortgage
  Services, Inc.,
  Series 86-3 A
   10.00%, 8/25/16        AA                   63           65
* Virginia Beach
  Federal Savings &
  Loan Participation
  Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $300)             N/R                  314          307
---------------------------------------------------------------
GROUP TOTAL                                              13,343
---------------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (2.9%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  13-B IO REMIC
   10.00%, 6/1/20         Agy                1,959          535
  16-B IO REMIC
   10.00%, 6/1/20         Agy                1,033          271
  18-B IO REMIC
   10.00%, 5/1/20         Agy                  554          145
  1603-QA PO REMIC
    10/15/23              Agy               15,266        8,262
  1911-C PO
    11/15/23              Agy                6,141        3,643
Federal National
  Mortgage
  Association,
  Series:
  43-2 IO
   9.50%, 9/1/18          Agy                   38            9
  95-21 C PO REMIC
    5/25/24               Agy               10,117        5,300
  96-20 E PO
    11/25/22              Agy                1,217          694
  96-34 C PO
    3/25/23               Agy                5,861        3,498
  249 1 PO
    10/25/23              Agy               58,633       41,090
  260 1 PO
    4/1/24                Agy               10,808        8,349
  263 1 PO
    5/25/24               Agy               26,805       18,653
  282 1 PO
    9/1/25                Agy               45,816       33,785

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------

First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17        AAA          $       98   $       24
--------------------------------------------------------------
GROUP TOTAL                                            124,258
--------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $3,385,329)                                  3,445,471
--------------------------------------------------------------
PREFERRED STOCK (2.0%)
--------------------------------------------------------------
MORTGAGES-OTHER (2.0%)
**+ Home Ownership
  Funding Corp.
   13.331%
   (Cost $88,855)         Aaa              88,700       85,074
--------------------------------------------------------------
STRUCTURED INVESTMENT (0.1%)-SEE NOTE A7
--------------------------------------------------------------
Morgan Guaranty Trust
  Co., 11/20/05:
  monthly payments
  equal to 1% per
  annum of the
  outstanding notional
  balance, indexed to
  GNMA ARM pools (Cost
  $11,079)                                246,467        5,734
--------------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
--------------------------------------------------------------
J.P. Morgan and Co.,
  Inc., terminating
  10/15/99, to receive
  on 10/15/99 the
  excess, as measured
  on 10/15/98, of 12
  month LIBOR over
  6.34% multiplied by
  the notional amount
  (Premium Paid
  $5,860)                 N/R           1,384,500        1,287
--------------------------------------------------------------
CASH EQUIVALENTS (36.5%)
--------------------------------------------------------------
CASH INVESTMENTS-MORTGAGE (33.3%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   9.50%, 3/1/20          Agy               9,103        9,904
   10.00%, 2/1/09-
    12/1/20               Agy              40,599       44,744
   10.25%, 1/1/09-
    9/1/16                Agy                 214          236
   10.50%, 7/1/09-
    3/1/27                Agy              12,140       13,354
   11.00%, 2/1/10-
    9/1/20                Agy              10,280       11,587
   11.25%, 6/1/10-
    12/1/15               Agy                 101          115

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
   11.50%, 1/1/07-
    9/1/19                Agy          $    4,941   $    5,613
   12.00%, 10/1/09-
    7/1/20                Agy               3,520        4,082
   12.50%, 10/1/09-
    6/1/15                Agy                 761          894
   13.00%, 9/1/10-
    11/1/13               Agy                  79           92
   13.50%, 12/1/09-
    2/1/10                Agy                 102          117
  Gold Pools:
   9.50%, 11/1/16-
    12/1/22               Agy              22,056       24,169
   10.00%, 2/1/19-
    2/1/22                Agy              16,970       18,804
   10.50%, 5/1/16-
    3/1/21                Agy               6,970        7,777
   11.00%, 5/1/12-
    9/1/20                Agy               4,977        5,623
   11.50%, 8/1/15         Agy                 171          194
   12.00%, 8/1/14-
    6/1/20                Agy               5,946        6,720
  Series:
  ## 1377-F REMIC
   6.25%, 9/15/07         Agy               8,968        9,028
  ## 1591-FG REMIC
   6.313%, 10/15/23       Agy               6,238        6,243
  ## 1890-F REMIC
   6.25%, 6/15/24         Agy              40,628       40,813
  ## 1933-FM REMIC
   6.50%, 3/15/25         Agy                 680          683
  ## 1933-FO REMIC
   6.50%, 3/15/25         Agy                 987          992
  ## 1933-FQ REMIC
   6.50%, 3/15/25         Agy                 222          223
  ## 1987-FO REMIC
   6.10%, 11/15/24        Agy              25,299       25,322
  ## 2006-FA REMIC
   6.15%, 10/15/23        Agy               4,777        4,788
  ## 2027-F
   6.088%, 3/15/27        Agy              23,240       23,280
  ## 2027-FA
   6.088%, 3/15/27        Agy              23,260       23,300
  ## 2040-FC
   5.975%, 2/15/23        Agy              46,500       46,620
Federal National
  Mortgage Association
  Conventional Pools:
   9.00%, 6/1/18-
    12/1/21               Agy              14,761       15,888
   9.50%, 7/1/16-
    6/1/20                Agy              11,684       12,772
   10.00%, 3/1/06-
    4/1/27                Agy             103,492      114,556
   10.50%, 3/1/13-
    4/1/22                Agy              18,588       20,966
   10.75%, 10/1/11-
    6/1/13                Agy                 216          243

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
                          & POOR'S)     (000)       (000)#
--------------------------------------------------------------
   11.00%, 5/1/11-
    11/1/20               Agy          $    8,280   $    9,353
   11.25%, 1/1/11-
    1/1/16                Agy                 292          328
   11.50%, 2/1/11-
    9/1/25                Agy               3,376        3,852
   12.00%, 1/1/13-
    5/1/16                Agy                 430          496
   12.50%, 9/1/09-
    9/1/15                Agy               4,844        5,664
  Series:
  ## 92-43 FC REMIC
   6.35%,10/25/21         Agy                 485          489
  ## 94-50 FD REMIC
   6.106%, 3/25/24        Agy               4,491        4,506
  ## 96-69 FC REMIC
   6.25%, 10/18/23        Agy               9,509        9,545
  ## 97-43 FM REMIC
   6.25%, 7/18/27         Agy              12,900       12,983
  ## 97-70 FA REMIC
   6.138%, 7/18/20        Agy               1,969        1,980
  ## 97-76 FM
   6.20%, 9/17/27         Agy              13,676       13,772
  ## 97-76 FN
   6.15%, 9/17/27         Agy              13,404       13,483
  ## 98-22 FA REMIC
   6.025%, 4/18/22        Agy             140,550      140,859
  ## G93-11 FA REMIC
   6.15%, 12/25/08        Agy              14,733       14,821
Government National
  Mortgage Association
  Adjustable Rate
  Mortgages:
   6.875%, 11/20/25       Agy               5,199        5,301
   7.00%, 1/15/24-
    3/20/25               Agy              26,377       26,904
   7.125%, 7/20/25        Agy              14,628       14,920
   7.375%, 4/20/25-
    6/20/26               Agy             247,075      252,294
   7.50%, 1/20/25         Agy                 294          300
  Various Pools:
   9.00%, 8/15/21         Agy               3,373        3,636
   9.50%, 12/15/21-
    1/15/28               Agy              31,939       34,922
   10.00%, 11/15/09-
    12/25/26              Agy             170,828      189,770
   10.50%, 1/15/01-
    9/15/20               Agy              70,385       79,393
   11.00%, 12/15/99-
    8/15/27               Agy              58,344       66,925
   11.50%, 1/15/13-
    4/15/20               Agy               2,933        3,377
   12.00%, 11/15/12-
    8/15/15               Agy                 701          815
   12.50%, 11/15/10-
    7/15/15               Agy                 471          546

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                          (STANDARD    AMOUNT       VALUE
(CONT'D)                  & POOR'S)     (000)       (000)#
--------------------------------------------------------------
   13.00%, 3/15/11-
    9/15/14               Agy          $      270   $      318
   13.50%, 4/15/11-
    9/15/14               Agy                 218          252
## Salomon Brothers
  Mortgage Securities
  VII,
  Series 96-6E A1
   6.213%, 3/30/25        AAA               9,976        9,974
--------------------------------------------------------------
GROUP TOTAL                                          1,421,520
--------------------------------------------------------------
COMMERCIAL PAPER (2.8%)
Eiger Capital Corp.
   5.55%, 4/28/98                          22,262       22,169
Household Finance
  Corp.
   5.54%, 4/3/98                           50,000       49,985
Prudential Funding
   5.53%, 4/17/98                          50,000       49,877
--------------------------------------------------------------
GROUP TOTAL                                            122,031
--------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
Chase Securities, Inc.
  5.75%, dated 3/31/98, due
  4/1/98, to be repurchased
  at $15,636, collateralized
  by various U.S. Government
  Obligations, due 4/1/98-
  11/15/99, valued at
  $15,680                                  15,633       15,633
--------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,556,780)             1,559,184
--------------------------------------------------------------
TOTAL INVESTMENTS (119.3%)
  (Cost $5,047,903)                                  5,096,750
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-19.3%)
Dividends Receivable                                     2,956
Interest Receivable                                     29,432
Receivable for Investments Sold                        389,120
Receivable for Fund Shares Sold                         58,616
Receivable from Investment Adviser                         126
Unrealized Gain on Swap Agreements                         734
Other Assets                                               111
Payable for Investments Purchased                   (1,304,242)
Payable for Administrative Fees                           (281)
Payable for Daily Variation on Futures
  Contracts                                               (366)
Payable for Trustees' Deferred
  Compensation Plan-Note E                                 (93)
Other Liabilities                                         (457)
                                                    ----------
                                                      (824,344)
--------------------------------------------------------------
NET ASSETS (100%)                                   $4,272,406
--------------------------------------------------------------

-------------------------------------------------------
                                             VALUE
                                             (000)#
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 403,161,384 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $4,272,406
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    10.60
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $4,181,941
Undistributed Net Investment Income (Loss)       29,131
Undistributed Realized Net Gain (Loss)           11,917
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          48,847
  Futures and Swaps                                 570
-------------------------------------------------------
NET ASSETS                                   $4,272,406
-------------------------------------------------------
*       Restricted Security-Total market value of
         restricted securities owned at March 31, 1998 was
         $13,594 or 0.3% of net assets.
#       See Note A1 to Financial Statements.
**      144A security. Certain conditions for public sale
         may exist.
***     A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investors Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
++      Fitch rating. Security is not rated by Standard &
         Poor's Corporation or Moody's Investors Service,
         Inc.
##      Variable or floating rate security-rate disclosed
         is as of March 31, 1998.
CMO     Collateralized Mortgage Obligation
Inv FL  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1998.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc.,
         Standard & Poor's Corporation or Fitch.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note
         A6 to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            ADVISORY
                                                                             FOREIGN                       ADVISORY
                                                                        FIXED INCOME                       MORTGAGE
                                                                           PORTFOLIO                      PORTFOLIO
                                                                                Six Months Ended March 31, 1998
(In Thousands)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Interest                                                              $ 5,275                         $121,218
    Dividends                                                                  --                            5,573
--------------------------------------------------------------------------------------------------------------------------
       Total Income                                                         5,275                          126,791
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                           $398                         $ 6,816
    Less: Waived Fees                                             (398)        --                (6,816)        --
    Administrative Fee--Note C                                                 85                            1,453
    Custodian Fee--Note D                                                      22                              196
    Audit Fee                                                                  18                               22
    Legal Fee                                                                   2                               29
    Other Expenses                                                             17                              178
    Reimbursement of Expenses--Note B                                          --                            (229)
--------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                         144                            1,649
--------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note H                                                     (3)                           (196)
--------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                           141                            1,453
--------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                             5,134                          125,338
--------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                  (2,640)                          24,823
    Foreign Currency Transactions                                           2,353                               --
    Futures and Written Floors                                              4,352                            5,248
--------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                             4,065                           30,071
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                  (2,216)                         (3,468)
    Foreign Currency Transactions                                           2,721                               --
    Futures and Swaps                                                        (390)                           (215)
--------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                 115                          (3,683)
--------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                   4,180                           26,388
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                               $ 9,314                         $151,726
==========================================================================================================================

+ Net of $5 withholding tax for Advisory Foreign Fixed Income Portfolio.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1998 are unaudited)

                                                                                ADVISORY
                                                                                FOREIGN                     ADVISORY
                                                                             FIXED INCOME                   MORTGAGE
                                                                               PORTFOLIO                    PORTFOLIO
                                                                    --------------------------    -------------------------------
                                                                                   Six Months                     Six Months
                                                                     Year Ended         Ended       Year Ended         Ended
                                                                    September 30,   March 31,      September 30,   March 31,
(In Thousands)                                                             1997          1998             1997          1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income                                              $ 10,811      $  5,134        $ 184,498     $ 125,338
    Realized Net Gain (Loss)                                             18,256         4,065           30,589        30,071
    Change in Unrealized Appreciation (Depreciation)                     (2,505)          115           43,687        (3,683)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
        Operations                                                       26,562         9,314          258,774       151,726
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
    Net Investment Income                                               (46,240)      (19,854)        (164,543)     (116,636)
    Realized Net Gain                                                   (23,578)           --          (16,800)      (35,687)
    In Excess of Realized Net Gain                                         (812)           --               --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                              (70,630)      (19,854)        (181,343)     (152,323)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued                                                              259,262       210,227        1,250,383     1,337,233
    In Lieu of Cash Distributions                                        57,629        15,504          137,342       123,997
    Redeemed                                                           (414,976)     (137,240)        (368,321)     (259,654)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                                    (98,085)       88,491        1,019,404     1,201,576
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                          (142,153)       77,951        1,096,835     1,200,979
NET ASSETS:
    Beginning of Period                                                 236,092        93,939        1,974,592     3,071,427
---------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                                      $ 93,939     $ 171,890       $3,071,427    $4,272,406
=================================================================================================================================
Undistributed net investment income included in end of
 period net assets                                                     $ 17,555       $  2,835       $  20,429     $  29,131
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued                                                        23,853        20,877          120,019       125,875
    In Lieu of Cash Distributions                                         5,964         1,609           13,249        11,777
    Shares Redeemed                                                     (40,846)      (14,119)         (35,328)      (24,393)
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (11,029)        8,367           97,940       113,259
=================================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1998 are unaudited)


                                                                                      Institutional Class
                                                                      -----------------------------------------------------
                                                                                           Year Ended
                                                                      October 7,          September 30,          Six
                                                                       1994** to       ----------------       Months
                                                                       September                               Ended
                                                                             30,        1996     1997++    March 31,
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                                     1995                              1998++
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 10.00    $  10.80    $ 11.73      $ 10.32
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                    0.74        0.68       0.58         0.24
   Net Realized and Unrealized Gain (Loss) on Investments                   0.44        1.02       0.80         0.11
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            1.18        1.70       1.38         0.35
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                   (0.38)      (0.66)     (1.88)       (0.83)
   Realized Net Gain                                                          --       (0.11)     (0.88)          --
   In Excess of Realized Net Gain                                             --          --      (0.03)          --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                        (0.38)      (0.77)     (2.79)       (0.83)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 10.80    $  11.73    $ 10.32      $  9.84
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              12.12%      16.47%     14.08%        3.61%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $537,133    $236,092    $93,939     $171,890
   Ratio of Expenses to Average Net Assets (1)                             0.16%*      0.12%      0.14%        0.15%*
   Ratio of Net Investment Income to Average Net Assets                    7.44%*      6.06%      5.68%        4.83%*
   Portfolio Turnover Rate                                                   96%        170%       208%         208%
---------------------------------------------------------------------------------------------------------------------------
   (1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                0.38%*      0.38%      0.38%        0.38%*
     Ratio Including Expense Offsets                                       0.15%*      0.12%      0.14%        0.13%*
---------------------------------------------------------------------------------------------------------------------------
*    Annualized
**   Commencement of Operations
++   Per share amounts for the year ended September 30, 1997 and six months ended March 31, 1998, are based on average
     outstanding shares.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1998 are unaudited)


                                                                                        Institutional Class
                                                                      ---------------------------------------------------------
                                                                                            Year Ended
                                                                      April 12,            September 30,             Six
                                                                      1995** to         -------------------       Months
                                                                      September                                    Ended
                                                                            30,          1996          1997    March 31,
ADVISORY MORTGAGE PORTFOLIO                                                1995                                     1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   10.00    $    10.41    $    10.29    $   10.59
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.25          0.72          0.75         0.35
   Net Realized and Unrealized Gain (Loss) on Investments                  0.35         (0.06)         0.34         0.12
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.60          0.66          1.09         0.47
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.19)        (0.72)        (0.71)       (0.35)
   Realized Net Gain                                                         --         (0.03)        (0.08)       (0.11)
   In Excess of Realized Net Gain                                            --         (0.03)           --           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.19)        (0.78)        (0.79)       (0.46)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $   10.41    $    10.29    $    10.59    $   10.60
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              6.03%         6.56%        11.03%        4.53%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                             $1,443,038    $1,974,592    $3,071,427    $4,272,406
   Ratio of Expenses to Average Net Assets (1)                            0.10%*        0.09%         0.09%        0.09%*
   Ratio of Net Investment Income to Average Net Assets                   6.72%*        7.17%         7.55%        6.90%*
   Portfolio Turnover Rate                                                 110%          139%          144%          29%
-------------------------------------------------------------------------------------------------------------------------------
   (1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               0.49%*        0.39%         0.40%        0.39%*
     Ratio Including Expense Offsets                                      0.08%*        0.08%         0.08%        0.08%*
-------------------------------------------------------------------------------------------------------------------------------
*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 1998, the Fund was comprised of twenty-five active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6.  INTEREST RATE FLOOR AND CAP AGREEMENTS:
    A Portfolio may hold or write interest rate floors or caps to protect itself against fluctuation in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments to the holder of the interest rate floor based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate. When a Portfolio writes an interest rate cap, it agrees to make periodic interest payments to the holder of the interest rate cap based on a notional principal amount to the extent that a specified interest index rises above a specified interest rate. Any premium received by a Portfolio is recorded as a liability and is amortized to interest income over the term of the agreement. Any premium paid by a Portfolio is recorded as an asset and is accreted against interest income over the term of the agreement. Interest rate caps and floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    of Operations. Periodic receipts or payments of interest, if any, are recorded in the interest income account on the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions. Risk may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received.

7. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 1998, the Advisory Foreign Fixed Income Portfolio's net assets were substantially comprised of foreign denomi-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    nated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income Portfolio and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter, & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Company (CGFSC) serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. CUSTODY: Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Fund, serves as custodian for certain of the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

For the six months ended March 31, 1998, the Advisory Foreign Fixed Income Portfolio incurred custody fees of $19,000 with MSTC, of which $6,000 was payable to MSTC at March 31, 1998.

E. TRUSTEES' FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. Total trustees fees incurred, for the six months ended March 31, 1998 by the Portfolios were $30,000.

Expenses for the six months ended March 31, 1998 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary to the Fund.

F. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 1998, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    -----------------------
            Portfolio               Purchases      Sales
----------------------------------  ----------   ----------
Advisory Foreign Fixed Income       $  242,803   $  194,363
Advisory Mortgage                    3,061,168    1,086,788

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At March 31, 1998, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                             (000)
                       --------------------------------------------------
      Portfolio           Cost      Appreciation   Depreciation     Net
      ---------        ----------   ------------   ------------   -------
Advisory Foreign
  Fixed Income         $  167,656     $    --        $ (1,686)    $(1,686)
Advisory Mortgage       5,047,903      77,546         (28,699)     48,847

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at March 31, 1998, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                       (000)
------------------------------------------------------------------------------------
                                                                           Net
           Currency                   In                                Unrealized
              to                   Exchange   Settlement               Appreciation
            Deliver                  For         Date        Value    (Depreciation)
-------------------------------   ----------  ----------   ---------  --------------
ADVISORY FOREIGN FIXED INCOME
Purchases
 US$                     6,024    FRF 36,000    4/7/98     US$ 5,815     US$ (209)
Sales
 DKK                    45,700     US$ 6,655    5/5/98     US$ 6,494     US$  161
 FRF                    36,000         6,044    4/7/98         5,816          228
 FRF                   202,000        33,484    5/5/98        32,685          799
 DEM                    11,430         6,344    5/5/98         6,194          150
 DEM                    60,085        33,349    5/5/98        32,562          787
 NLG                    13,665         6,732    5/5/98         6,570          162
 ESP                   535,000         3,495    5/5/98         3,414           81
                                                                         --------
                                                                         US$2,368
                                                                         --------
                                                                 Net     US$2,159
                                                                         --------
DEM  --   German Mark
DKK  --   Danish Krone
FRF  --   French Franc
ESP  --   Spanish Peseta
NLG  --   Netherlands Guilder
US$  --   U.S. Dollar

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. FUTURES CONTRACTS. At March 31, 1998, the following Portfolios had futures contracts open:

                                                               UNREALIZED
                       NUMBER      AGGREGATE                  APPRECIATION
                         OF       FACE VALUE    EXPIRATION   (DEPRECIATION)
      PORTFOLIO       CONTRACTS      (000)         DATE          (000)
      ---------       ---------   -----------   ----------   --------------
Purchases:
  ADVISORY FOREIGN FIXED INCOME
    German 5 yr.
      Government Bond     525     DEM 137,904     Jun-98          US$151
  ADVISORY MORTGAGE
    U.S. Treasury
      2 yr. Note        3,450     US$ 375,619     Jun-98            (716)
    U.S. Treasury
      5 yr. Note        1,331     US$ 276,744     Jun-98            (804)
Sales:
  ADVISORY MORTGAGE
    90 day
      Eurodollar          541     US$ 127,282     Jun-98-           (363)
                                                  Mar-01
    U.S. Treasury
      10 yr. Note       3,250     US$ 365,219     Jun-98           2,013
    U.S. Treasury
      Long Bond         1,183     US$ 142,256     Jun-98            (294)

                            DEM -- German Mark

5. SWAP AGREEMENTS. At March 31, 1998, the following Portfolio had an open Interest Rate Swap Agreement:

                                                UNREALIZED
 NOTIONAL                                      APPRECIATION
  AMOUNT                                      (DEPRECIATION)
  (000)              DESCRIPTION                  (000)
------------------------------------------------------------
ADVISORY MORTGAGE
  $230,000  Agreement with Bankers Trust
            Company terminating July 21,
            1999 to pay 1 month LIBOR
            monthly and to receive fixed
            rate at 6.12% semiannually.           $ 734
                                              ---------

LIBOR -- London Interbank Offer Rate

G. CAPITAL LOSS CARRY FORWARD. At March 31, 1998, the Advisory Foreign Fixed Income Portfolio had $525,000 unused capital losses available for Federal income tax purposes, all of which will expire on September 30, 2005.

H. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $3,000 and $196,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

--------------------------------------------------------------------------------

[MAS FUNDS LOGO]

                                             MILLER
                                             ANDERSON
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                                             Investment Adviser: (610) 940-5000
                                             MAS FUNDS:          (800) 354-8185

                                             Printed in U.S.A.

                                             This Report has been prepared
                                             for shareholders and may be
                                             distributed to others only if
                                             preceded or accompanied by a
                                             current prospectus.